Employee benefits - Pension and other post-employment benefits - Maturity Profile of Defined Benefit Pension Plan Obligation (Detail) $ in Millions	12 Months Ended
Oct. 31, 2019 CAD ($) yr Participants
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	76,719
Actual benefit payments 2019	$ 601
Benefits expected to be paid 2020	660
Benefits expected to be paid 2021	682
Benefits expected to be paid 2022	702
Benefits expected to be paid 2023	722
Benefits expected to be paid 2024	743
Benefits expected to be paid 2025-2029	$ 3,967
Weighted average duration of defined benefit payments | yr	16.2
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	69,084
Actual benefit payments 2019	$ 551
Benefits expected to be paid 2020	610
Benefits expected to be paid 2021	630
Benefits expected to be paid 2022	650
Benefits expected to be paid 2023	670
Benefits expected to be paid 2024	690
Benefits expected to be paid 2025-2029	$ 3,709
Weighted average duration of defined benefit payments | yr	16.0
Foreign countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Number of plan participants | Participants	7,635
Actual benefit payments 2019	$ 50
Benefits expected to be paid 2020	50
Benefits expected to be paid 2021	52
Benefits expected to be paid 2022	52
Benefits expected to be paid 2023	52
Benefits expected to be paid 2024	53
Benefits expected to be paid 2025-2029	$ 258
Weighted average duration of defined benefit payments | yr	19.2